FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account C indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account C as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Government Money Market V.I. Class I Shares (1)	TA JPMorgan Mid Cap Value Service Class (1)
TA Aegon Sustainable Equity Income Service Class (1)	TA Morgan Stanley Capital Growth Service Class (2)
TA Aegon U.S. Government Securities Service Class (1)	TA PIMCO Total Return Service Class (1)
TA BlackRock iShares Edge 40 Service Class (1)	TA Small/Mid Cap Value Service Class (1)
TA BlackRock Tactical Allocation Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA International Growth Service Class (1)	TA TS&W International Equity Service Class (1)
TA Janus Mid-Cap Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA JPMorgan Enhanced Index Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account C since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

BlackRock Government Money Market V.I. Class I Shares	-	$-	$-	$ -	$-	-	$8.805401	$8.805401
TA Aegon Sustainable Equity Income Service Class	-	-	-	-	-	-	20.783421	20.783421
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-	11.684818	11.684818
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	16.096645	16.096645
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-	19.256533	19.256533
TA International Growth Service Class	-	-	-	-	-	-	19.367994	19.367994
TA Janus Mid-Cap Growth Service Class	-	-	-	-	-	-	32.252164	32.252164
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-	35.043527	35.043527
TA JPMorgan Mid Cap Value Service Class	-	-	-	-	-	-	28.407083	28.407083
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-	22.450180	22.450180
TA PIMCO Total Return Service Class	-	-	-	-	-	-	12.840481	12.840481
TA Small/Mid Cap Value Service Class	-	-	-	-	-	-	28.282974	28.282974
TA T. Rowe Price Small Cap Service Class	-	-	-	-	-	-	45.822282	45.822282
TA TS&W International Equity Service Class	-	-	-	-	-	-	14.841450	14.841450
TA WMC US Growth Service Class	-	-	-	-	-	-	44.982516	44.982516

See accompanying notes.	2

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Government Money Market V.I. Class I Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount
Net Assets as of December 31, 2018:	$-	$60,848	$-	$-	$-

Investment Income:
Reinvested Dividends	-	1,541	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,266	-	-	-

Net Investment Income (Loss)	-	275	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,647	-	-	-
Realized Gain (Loss) on Investments	-	2,534	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	13,181	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(491)	-	-	-

Net Gain (Loss) on Investment	-	12,690	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	12,965	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(3,249)	-	-	-

Total Increase (Decrease) in Net Assets	-	9,716	-	-	-

Net Assets as of December 31, 2019:	$-	$70,564	$-	$-	$-

Investment Income:
Reinvested Dividends	-	1,943	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	950	-	-	-

Net Investment Income (Loss)	-	993	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,666	-	-	-
Realized Gain (Loss) on Investments	-	(1,751)	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	6,915	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(18,559)	-	-	-

Net Gain (Loss) on Investment	-	(11,644)	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(10,651)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(59,913)	-	-	-

Total Increase (Decrease) in Net Assets	-	(70,564)	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA International Growth Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount(1)
Net Assets as of December 31, 2018:	$22,818	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	355	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	477	-	-	-	-

Net Investment Income (Loss)	(122)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,350	-	-	-	-
Realized Gain (Loss) on Investments	666	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	5,016	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	816	-	-	-	-

Net Gain (Loss) on Investment	5,832	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,710	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,066)	-	-	-	-

Total Increase (Decrease) in Net Assets	3,644	-	-	-	-

Net Assets as of December 31, 2019:	$26,462	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	534	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	367	-	-	-	-

Net Investment Income (Loss)	167	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	3,227	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	3,227	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(2,433)	-	-	-	-

Net Gain (Loss) on Investment	794	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	961	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(27,423)	-	-	-	-

Total Increase (Decrease) in Net Assets	(26,462)	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA PIMCO Total Return Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Service Class Subaccount
Net Assets as of December 31, 2018:	$30,424	$-	$-	$-	$38,030

Investment Income:
Reinvested Dividends	781	-	-	-	-
Investment Expense:		-
Mortality and Expense Risk and Administrative Charges	622	-	-	-	808

Net Investment Income (Loss)	159	-	-	-	(808)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	3,768
Realized Gain (Loss) on Investments	26	-	-	-	3,671

Net Realized Capital Gains (Losses) on Investments	26	-	-	-	7,439
Net Change in Unrealized Appreciation (Depreciation)	1,808	-	-	-	6,993

Net Gain (Loss) on Investment	1,834	-	-	-	14,432

Net Increase (Decrease) in Net Assets Resulting from Operations	1,993	-	-	-	13,624

Increase (Decrease) in Net Assets from Contract Transactions	2,865	-	-	-	(7,551)

Total Increase (Decrease) in Net Assets	4,858	-	-	-	6,073

Net Assets as of December 31, 2019:	$35,282	$-	$-	$-	$44,103

Investment Income:
Reinvested Dividends	1,321	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	480	-	-	-	632

Net Investment Income (Loss)	841	-	-	-	(632)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	145	-	-	-	3,392
Realized Gain (Loss) on Investments	1,258	-	-	-	18,543

Net Realized Capital Gains (Losses) on Investments	1,403	-	-	-	21,935
Net Change in Unrealized Appreciation (Depreciation)	(856)	-	-	-	(11,792)

Net Gain (Loss) on Investment	547	-	-	-	10,143

Net Increase (Decrease) in Net Assets Resulting from Operations	1,388	-	-	-	9,511

Increase (Decrease) in Net Assets from Contract Transactions	(36,670)	-	-	-	(53,614)

Total Increase (Decrease) in Net Assets	(35,282)	-	-	-	(44,103)

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

1. Organization

ML of New York Variable Annuity Separate Account C (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Consults AnnuitySM NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Morgan Stanley Capital Growth Service Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Service Class	TA Greystone International Growth Service Class

6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
BlackRock Government Money Market V.I. Class I Shares	$-	$-
TA Aegon Sustainable Equity Income Service Class	22,806	73,061
TA Aegon U.S. Government Securities Service Class	-	-
TA BlackRock iShares Edge 40 Service Class	-	-
TA BlackRock Tactical Allocation Service Class	-	-
TA International Growth Service Class	1,444	28,699
TA Janus Mid-Cap Growth Service Class	-	-
TA JPMorgan Enhanced Index Service Class	-	-
TA JPMorgan Mid Cap Value Service Class	-	-
TA Morgan Stanley Capital Growth Service Class	-	-
TA PIMCO Total Return Service Class	6,073	41,758
TA Small/Mid Cap Value Service Class	-	-
TA T. Rowe Price Small Cap Service Class	-	-
TA TS&W International Equity Service Class	-	-
TA WMC US Growth Service Class	3,393	54,247

8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BlackRock Government Money Market V.I. Class I Shares	-	-	-	-	-	-
TA Aegon Sustainable Equity Income Service Class	731	(3,811)	(3,080)	71	(213)	(142)
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA International Growth Service Class	72	(1,689)	(1,617)	27	(154)	(127)
TA Janus Mid-Cap Growth Service Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Mid Cap Value Service Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-
TA PIMCO Total Return Service Class	363	(3,260)	(2,897)	406	(163)	243
TA Small/Mid Cap Value Service Class	-	-	-	-	-	-
TA T. Rowe Price Small Cap Service Class	-	-	-	-	-	-
TA TS&W International Equity Service Class	-	-	-	-	-	-
TA WMC US Growth Service Class	-	(1,318)	(1,318)	15	(255)	(240)

9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
BlackRock Government Money Market V.I. Class I Shares	$-	$-	$-	$-	$-	$-
TA Aegon Sustainable Equity Income Service Class	12,207	(72,120)	(59,913)	1,552	(4,801)	(3,249)
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-
TA International Growth Service Class	910	(28,333)	(27,423)	406	(2,472)	(2,066)
TA Janus Mid-Cap Growth Service Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-
TA JPMorgan Mid Cap Value Service Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-
TA PIMCO Total Return Service Class	4,610	(41,280)	(36,670)	4,850	(1,985)	2,865
TA Small/Mid Cap Value Service Class	-	-	-	-	-	-
TA T. Rowe Price Small Cap Service Class	-	-	-	-	-	-
TA TS&W International Equity Service Class	-	-	-	-	-	-
TA WMC US Growth Service Class	-	(53,614)	(53,614)	460	(8,011)	(7,551)

10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Government Money Market V.I. Class I Shares
12/31/2020	-	$8.81	to	$8.81	$-	-%	1.85%	to	1.85%	(1.50	) %	to	(1.50	) %
12/31/2019	-	8.94	to	8.94	-	-	1.85	to	1.85	0.10		to	0.10
12/31/2018	-	8.93	to	8.93	-	-	1.85	to	1.85	(0.27)		to	(0.27)
12/31/2017	-	8.95	to	8.95	-	-	1.85	to	1.85	(1.19)		to	(1.19)
12/31/2016	-	9.06	to	9.06	-	-	1.85	to	1.85	(1.70)		to	(1.70)

TA Aegon U.S. Government Securities Service Class
12/31/2020	-	11.68	to	11.68	-	-	1.85	to	1.85	6.67		to	6.67
12/31/2019	-	10.95	to	10.95	-	-	1.85	to	1.85	4.40		to	4.40
12/31/2018	-	10.49	to	10.49	-	-	1.85	to	1.85	(1.83)		to	(1.83)
12/31/2017	-	10.69	to	10.69	-	-	1.85	to	1.85	0.49		to	0.49
12/31/2016	-	10.64	to	10.64	-	-	1.85	to	1.85	(1.69)		to	(1.69)

TA Aegon Sustainable Equity Income Service Class
12/31/2020	-	20.78	to	20.78	-	3.80	1.85	to	1.85	(9.28)		to	(9.28)
12/31/2019	3,080	22.91	to	22.91	70,564	2.25	1.85	to	1.85	21.31		to	21.31
12/31/2018	3,222	18.89	to	18.89	60,848	1.95	1.85	to	1.85	(13.31)		to	(13.31)
12/31/2017	3,265	21.79	to	21.79	71,123	2.20	1.85	to	1.85	14.01		to	14.01
12/31/2016	3,237	19.11	to	19.11	61,864	1.93	1.85	to	1.85	12.50		to	12.50

TA BlackRock iShares Edge 40 Service Class
12/31/2020	-	16.10	to	16.10	-	-	1.85	to	1.85	7.45		to	7.45
12/31/2019	-	14.98	to	14.98	-	-	1.85	to	1.85	12.99		to	12.99
12/31/2018	-	13.26	to	13.26	-	-	1.85	to	1.85	(6.19)		to	(6.19)
12/31/2017	-	14.13	to	14.13	-	-	1.85	to	1.85	7.52		to	7.52
12/31/2016	-	13.14	to	13.14	-	-	1.85	to	1.85	0.13		to	0.13

TA BlackRock Tactical Allocation Service Class
12/31/2020	-	19.26	to	19.26	-	-	1.85	to	1.85	11.11		to	11.11
12/31/2019	-	17.33	to	17.33	-	-	1.85	to	1.85	14.91		to	14.91
12/31/2018	-	15.08	to	15.08	-	-	1.85	to	1.85	(6.18)		to	(6.18)
12/31/2017	-	16.08	to	16.08	-	-	1.85	to	1.85	9.64		to	9.64
12/31/2016	-	14.66	to	14.66	-	-	1.85	to	1.85	2.99		to	2.99

TA International Growth Service Class
12/31/2020	-	19.37	to	19.37	-	2.70	1.85	to	1.85	18.37		to	18.37
12/31/2019	1,617	16.36	to	16.36	26,462	1.38	1.85	to	1.85	25.07		to	25.07
12/31/2018	1,744	13.08	to	13.08	22,818	1.01	1.85	to	1.85	(19.46)		to	(19.46)
12/31/2017	1,642	16.24	to	16.24	26,671	1.13	1.85	to	1.85	24.66		to	24.66
12/31/2016	1,780	13.03	to	13.03	23,199	1.38	1.85	to	1.85	(1.96)		to	(1.96)

TA Janus Mid-Cap Growth Service Class
12/31/2020	-	32.25	to	32.25	-	-	1.85	to	1.85	16.75		to	16.75
12/31/2019	-	27.62	to	27.62	-	-	1.85	to	1.85	33.83		to	33.83
12/31/2018	-	20.64	to	20.64	-	-	1.85	to	1.85	(3.27)		to	(3.27)
12/31/2017	-	21.34	to	21.34	-	-	1.85	to	1.85	26.39		to	26.39
12/31/2016	-	16.88	to	16.88	-	-	1.85	to	1.85	(4.09)		to	(4.09)

TA JPMorgan Enhanced Index Service Class
12/31/2020	-	35.04	to	35.04	-	-	1.85	to	1.85	17.66		to	17.66
12/31/2019	-	29.78	to	29.78	-	-	1.85	to	1.85	28.29		to	28.29
12/31/2018	-	23.21	to	23.21	-	-	1.85	to	1.85	(7.97)		to	(7.97)
12/31/2017	-	25.23	to	25.23	-	-	1.85	to	1.85	18.61		to	18.61
12/31/2016	-	21.27	to	21.27	-	-	1.85	to	1.85	9.09		to	9.09

11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Mid Cap Value Service Class
12/31/2020	-	$28.41	to	$28.41	$-	-%	1.85%	to	1.85%	(0.82	) %	to	(0.82	) %
12/31/2019	-	28.64	to	28.64	-	-	1.85	to	1.85	23.69		to	23.69
12/31/2018	-	23.16	to	23.16	-	-	1.85	to	1.85	(13.72)		to	(13.72)
12/31/2017	-	26.84	to	26.84	-	-	1.85	to	1.85	11.12		to	11.12
12/31/2016	-	24.15	to	24.15	-	-	1.85	to	1.85	12.19		to	12.19

TA Morgan Stanley Capital Growth Service Class
12/31/2020	-	22.45	to	22.45	-	-	1.85	to	1.85	113.31		to	113.31
12/31/2019(1)	-	10.52	to	10.52	-	-	1.85	to	1.85	-		to	-

TA PIMCO Total Return Service Class
12/31/2020	-	12.84	to	12.84	-	5.11	1.85	to	1.85	5.44		to	5.44
12/31/2019	2,897	12.18	to	12.18	35,282	2.32	1.85	to	1.85	6.23		to	6.23
12/31/2018	2,654	11.46	to	11.46	30,424	2.43	1.85	to	1.85	(2.84)		to	(2.84)
12/31/2017	3,014	11.80	to	11.80	35,562	-	1.85	to	1.85	2.73		to	2.73
12/31/2016	2,693	11.49	to	11.49	30,932	2.18	1.85	to	1.85	0.60		to	0.60

TA Small/Mid Cap Value Service Class
12/31/2020	-	28.28	to	28.28	-	-	1.85	to	1.85	1.84		to	1.84
12/31/2019	-	27.77	to	27.77	-	-	1.85	to	1.85	22.65		to	22.65
12/31/2018	-	22.64	to	22.64	-	-	1.85	to	1.85	(13.27)		to	(13.27)
12/31/2017	-	26.11	to	26.11	-	-	1.85	to	1.85	13.15		to	13.15
12/31/2016	-	23.07	to	23.07	-	-	1.85	to	1.85	18.60		to	18.60

TA T. Rowe Price Small Cap Service Class
12/31/2020	-	45.82	to	45.82	-	-	1.85	to	1.85	21.04		to	21.04
12/31/2019	-	37.86	to	37.86	-	-	1.85	to	1.85	29.96		to	29.96
12/31/2018	-	29.13	to	29.13	-	-	1.85	to	1.85	(8.99)		to	(8.99)
12/31/2017	-	32.01	to	32.01	-	-	1.85	to	1.85	19.79		to	19.79
12/31/2016	-	26.72	to	26.72	-	-	1.85	to	1.85	8.97		to	8.97

TA TS&W International Equity Service Class
12/31/2020	-	14.84	to	14.84	-	-	1.85	to	1.85	4.25		to	4.25
12/31/2019	-	14.24	to	14.24	-	-	1.85	to	1.85	18.52		to	18.52
12/31/2018	-	12.01	to	12.01	-	-	1.85	to	1.85	(17.25)		to	(17.25)
12/31/2017	-	14.51	to	14.51	-	-	1.85	to	1.85	20.42		to	20.42
12/31/2016	-	12.05	to	12.05	-	-	1.85	to	1.85	(1.08)		to	(1.08)

TA WMC US Growth Service Class
12/31/2020	-	44.98	to	44.98	-	-	1.85	to	1.85	34.43		to	34.43
12/31/2019	1,318	33.46	to	33.46	44,103	-	1.85	to	1.85	37.12		to	37.12
12/31/2018	1,558	24.40	to	24.40	38,030	0.27	1.85	to	1.85	(1.88)		to	(1.88)
12/31/2017	1,787	24.87	to	24.87	44,452	0.21	1.85	to	1.85	26.51		to	26.51
12/31/2016	1,967	19.66	to	19.66	38,665	0.18	1.85	to	1.85	0.67		to	0.67

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge of 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

15